Consolidated Statements of Stockholders' Equity/(Deficiency) (Parenthetical) (USD $)	Jun. 07, 2011	Aug. 28, 2009
Statement of Stockholders' Equity [Abstract]
Convertible preferred A shares stated value per share		$ 100
Convertible preferred B shares stated value per share	$ 100